Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	9 Months Ended				12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (63.7)		$ (54.6)		$ (10.5)		$ (92.8)		$ (104.7)
Items of other comprehensive income (loss) before income taxes:
Change in foreign currency translation adjustment	(16.2)		43.9		39.7		24.4		(94.2)
Change in unrealized gain from marketable securities									0.6
Change in unrealized loss from invested customer trust funds	(24.5)		(10.0)		(17.3)		(10.2)		(4.9)
Change in pension liability adjustment	8.7	[1]	7.6	[1]	13.8	[2]	13.6	[2]	14.5	[2]
Other comprehensive income (loss) before income taxes	(32.0)		41.5		36.2		27.8		(84.0)
Income tax benefit, net	(2.3)		(3.0)		(3.6)		0.6		(0.6)
Other comprehensive income (loss) after income taxes	(29.7)		44.5		39.8		27.2		(83.4)
Comprehensive income (loss)	(93.4)		(10.1)		29.3		(65.6)		(188.1)
Comprehensive (loss) income attributable to noncontrolling interest	(0.5)		0.2		(0.9)		(0.5)
Comprehensive income (loss) attributable to Ceridian	$ (92.9)		$ (10.3)		$ 30.2		$ (65.1)		$ (188.1)

[1]	The amount of the pension liability adjustment recognized in the condensed consolidated statements of operations within selling, general, and administrative expense was $9.0 and $7.8 during the nine months ended September 30, 2018, and 2017, respectively.
[2]	The amount of the pension liability adjustment recognized in the Consolidated Statements of Operations within selling, general, and administrative expense and income (loss) from discontinued operations was $10.1, $9.9 and $11.8 during the years ended December 31, 2017, 2016, and 2015, respectively.